Debt (SkyFunding I And SkyFunding II Facilities) (Details) (USD $)				12 Months Ended			12 Months Ended		12 Months Ended		12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011		Dec. 31, 2012 Skyfunding I And II Facilities [Member] item	Dec. 31, 2011 Skyfunding I And II Facilities [Member]		Dec. 31, 2012 SkyFunding One [Member]	Dec. 31, 2011 SkyFunding One [Member] item	Dec. 31, 2012 SkyFunding Two [Member] item	Sep. 30, 2012 SkyFunding Two [Member]	Dec. 31, 2012 Minimum [Member] Skyfunding I And II Facilities [Member]	Dec. 31, 2012 Maximum [Member] Skyfunding I And II Facilities [Member]
Debt Instrument [Line Items]
Credit facility, maximum borrowing capacity							$ 402,000,000		$ 192,000,000	$ 128,000,000
Credit facility, amount outstanding								380,300,000	127,200,000
Credit facility, term				10 years
Number of aircraft financed				18					12
Number of aircraft delivered from manufacturer								12	4
Floating rate tranches							190,790,000		63,789,000
Fixed rate tranches							189,498,000		63,398,000
Long-term Debt	5,803,499,000	6,111,165,000	[1]	507,475,000	133,669,000	[1]
Prepayment fee percentage				1.50%							1.00%	2.00%
Stated interest rate							4.43%		4.42%
Spread over reference rate							2.85%		3.15%
Reference rate							Three-month LIBOR		Three-month LIBOR
Debt Instrument, Collateral Amount				600,000,000
Debt Instrument, Aircraft Collateral Number				16
Remaining borrowing capacity									$ 64,000,000

[1]	As of December 31, 2012, we remain in compliance with the respective financial covenants across the Company’s various debt obligations.